Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 23, 2019	Jun. 24, 2019	Oct. 31, 2019	Sep. 28, 2019	Sep. 28, 2019	Sep. 28, 2019	Sep. 29, 2018
Subsequent Event [Line Items]
Payments of stock issuance costs						$ 7,058	$ 0
Proceeds from initial public offering, net of underwriting discounts paid						$ 407,666	$ 0
IPO
Subsequent Event [Line Items]
Payments of stock issuance costs				$ 600	$ 7,300
Proceeds from initial public offering, net of underwriting discounts paid		$ 407,700
Issuance of common stock upon initial public offering, net of issuance costs (in shares)		19,765,625
Subsequent Event | Term Loan Maturing October 22, 2025 | Senior Notes
Subsequent Event [Line Items]
Repayments of long-term debt	$ 15,000
Subsequent Event | IPO
Subsequent Event [Line Items]
Payments of stock issuance costs			$ 1,100
Proceeds from initial public offering, net of underwriting discounts paid			$ 3,200
Issuance of common stock upon initial public offering, net of issuance costs (in shares)			451,470